Annual Fund Operating Expenses - FMI Global Equity ETF [Member]	Oct. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2028

[1]	The Fund’s investment adviser is paid an annual unitary management fee by the Fund equal to 0.60% of the Fund’s average daily net assets and is responsible for paying all of the Fund’s expenses except for the following excluded expenses: advisory and sub-advisory fees, costs of holding shareholder meetings, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, legal fees and expenses relating to arbitration or litigation, and other non-routine or extraordinary expenses.
[2]	“Other Expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	The Fund’s investment adviser has agreed to limit the Fund’s total annual operating expenses to 0.55% of the Fund’s average daily net assets through at least January 31, 2028. This contractual limitation may only be terminated by the Fund’s Board of Directors.